COMMON SHARES AND TREASURY SHARES - Additional information (Details)	12 Months Ended
Dec. 31, 2022 Vote person
COMMON SHARES AND TREASURY SHARES
Maximum portion of aggregate issued and outstanding shares for holding rights as per written notification	0.33
Number of days elapsed from when board of directors received written notice until shares can be redeemed	5 days
Minimum number of board members confirming written notice	0.66
A-shares
COMMON SHARES AND TREASURY SHARES
Number of votes per share at the general meeting	1
B-shares
COMMON SHARES AND TREASURY SHARES
Number of votes per share at the general meeting	1
Number of members of the board of directors that the holder of share has the right to elect	1
Number of board observers that the holder of share has the right to elect | person	1
B-shares | Maximum
COMMON SHARES AND TREASURY SHARES
Number of alternates to the board of directions that the holder of share has the right to elect | person	3
C-shares
COMMON SHARES AND TREASURY SHARES
Accumulated number of votes at the general meeting for shareholders	350,000,000